CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash	$ 135,203	$ 403,093
Restricted cash	0	234,081
Deferred financing costs	29,000	0
Marketable securities	4,500	161,799
Receivables	17,030	26,707
Prepaid expenses	14,197	107,030
Assets, Current	199,930	932,710
Non-current assets
Exploration and evaluation assets	6,881,645	7,025,515
Deposits	81,415	94,720
VAT receivables	0	41,186
Assets, Noncurrent	6,963,060	7,161,421
Total assets	7,162,990	8,094,131
Current liabilities
Accounts payable and accrued liabilities	246,582	480,299
Due to related parties	637,105	385,574
Funds held for optionee	0	234,081
Flow-through share premium liability	0	4,221
Liabilities, Current	883,687	1,104,175
Shareholders' equity
Common Stock, Value	24,891,882	24,869,917
Common Stock, Value	85,000	0
Reserves	3,745,186	3,745,186
Accumulated other comprehensive loss	(38,104)	(15,526)
Deficit	(22,404,661)	(21,609,621)
Equity, Attributable to Parent	6,279,303	6,989,956
Total shareholders' equity and liabilities	$ 7,162,990	$ 8,094,131